Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments
Summary of fair values of financial instruments

		As of December 31, 2017*		As of December 31, 2018
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt instruments	AC	1,804	1,827	1,929	1,931
Long-term loans	AC	164	164	159	159
Long-term loans	FVPL	—	—	71	71
Total financial assets		1,968	1,991	2,159	2,161

*The balances of financial instruments as of December 31,2017 are classified under IFRS 9.

Summary of fair value measurement hierarchy of financial instruments

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss

Long-term loans	December 31, 2018	71	—	—	71

Assets for which fair values are disclosed

Debt instruments	December 31, 2018	1,931	1,931	—	—
Long-term loans	December 31, 2018	159	—	—	159

Assets for which fair values are disclosed

Debt instruments	December 31, 2017	1,827	1,827	—	—
Long-term loans	December 31, 2017	164	—	—	164